Stockholders' Equity (Deficit)	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018
Notes to Financial Statements
Note 6. Stockholders' Equity (Deficit)

The Company’s primary means of generating operating capital and completing acquisitions has been through the use of issuing common stock.

Fiscal 2019 Stock Transactions

During the first quarter of fiscal 2019, the Company issued 26,774,352 shares of stock to various investors for stock payable of $1,828,200, cash of $566,950 and digital currencies of $1,659.000.

During the first quarter of fiscal 2019, the Company issued 3,322,372 shares to consultants and employees for services provided to the Company. During the first quarter of fiscal 2019, $436,406 was expensed related to these shares.

On May 9, 2018, the Company converted the $500,000 convertible note with Darvin Habben, Chairman, along with accrued and unpaid interest of $38,027.40, to 5,380,274 shares of its common stock, fully extinguishing this note. The issuance had no gain or less as the value of the shares issued equalled the debt converted.

On May 9, 2018, the Company converted the $150,000 convertible note with Darvin Habben, Chairman, to 1,5000,000 shares of its common stock, fully extinguishing this note. The issuance had no gain or less as the value of the shares issued equalled the debt converted.

On May 9, 2018, the Company converted the $100,000 promissory note with Derek Schumann, Director, to 1,000,000 shares of its common stock, fully extinguishing this note. The issuance had no gain or less as the value of the shares issued equalled the debt converted.

On May 9, 2018, the Company converted the $100,000 promissory note with Greg Foss, Director, to 1,000,000 shares of its common stock, fully extinguishing this note. The issuance had no gain or less as the value of the shares issued equalled the debt converted.

On May 9, 2018, the Company converted the $100,000 promissory note with Donovan, to 1,000,000 shares of its common stock, fully extinguishing this note. The issuance had no gain or less as the value of the shares issued equalled the debt converted.

On May 16, 2018, PowerUp Lending Group Ltd. converted $75,000 of the principal amount, plus $4,500 in accrued and unpaid interest, of the October 30, 2017 note into 1,277,498 shares of the Company’s common stock, fully extinguishing this note. There was no gain or loss due to the conversion within the terms of the note.

During the first quarter of fiscal 2019, the Company sold 2 domains valued at $3,000 to one of the Company’s shareholders in exchange for 15,000 shares, which were returned to treasury.

Fiscal 2018 Stock Transactions

During fiscal 2018, the Company issued 14,857,715 shares of stock to various investors for stock payable of $2,559,061 and cash of $1,662,732.

During fiscal 2018, a Director exercised one of his stock options for 200,000 shares of stock for cash of $20,000.

During fiscal 2018, the Company issued 8,512,776 shares and recorded a stock payable of $521,792 to consultants and employees for services provided to the Company. During fiscal 2018, $1,763,168 was expensed related to these shares.

During fiscal 2018, various contractors and employees converted an aggregate of $124,996 of their expenses to stock payable of the Company’s common stock, based on a conversion rate of $0.10 per share. The stock value on the conversion date was $0.23, resulting in a loss on conversion of $316,526. At February 28, 2018, the stock payable for these conversions is $276,769.

On May 18, 2016, the Company granted 9,042,250 common shares to Robert Monster, CEO, in accordance with his employment agreement dated May 18, 2016, which vest monthly over the new employment agreement period which ends on May 18, 2018, a period of two years. The shares were valued based on the employment agreement date. During fiscal year 2018, $1,191,349 was expensed related to these shares. 6,799,361 shares were issued on February 8, 2018, and 2,130,500 shares were issued on May 31, 2018.

During fiscal 2018, the Company signed employment agreements with three members of senior management, all of which are still active. All employment agreements were for a period of approximately 6 to 24 months. Included in the employment agreements were common stock grants of 120,000 to 1,025,000 shares which vest over a period of 6 to 24 months. A total of 1,585,000 shares were granted for the three employment agreements. During fiscal 2018, $165,436 was expensed related to these agreements.

On July 1, 2017, the Company closed on an agreement and plan of share exchange and acquired Comencia, a related party Company, which was partly owned by an officer of the Company. The Company granted 2,500,000 shares of its common stock to the existing owners of Comencia, Inc. The closing price of the Company’s common stock on the acquisition date was $0.30 per share, therefore, the fair value of common stock issued was $750,000.

On October 27, 2017, the Company closed on an asset purchase agreement for the acquisition of CityInformation. CityInformation, based in Amsterdam (Netherlands), develops and operates mobile apps for cities and towns worldwide. The Company granted 2,833,333 shares of its common stock to the existing owners of CityInformation. The closing price of the Company’s common stock on the acquisition date was $0.29 per share, therefore, the fair value of common stock issued was $821,667. The stock was issued in November 2017.

On December 7, 2017, the Company closed on an asset purchase agreement for the acquisition of Congo Ltd. (Congo). Congo, based in Houston, TX, owns and operates a web-based platform offering; a portal connecting attorneys to prospective clients through a marketplace setting; a software-as-a-service (SaaS) subscription, selling web features to attorneys for their use on their respective law firm websites, and; the creation of customized online directories. The Company granted 3,000,000 shares of its common stock to the existing owners of Congo. The closing price of the Company’s common stock on the acquisition date was $0.28 per share, therefore, the fair value of common stock issued was $840,000. The stock was issued in February 2018.

Stock Warrants

The Company has regularly used warrants as a tool to attract and compensate advisors and directors of the board rather than to use cash. The Company feels this is an appropriate way to conserve cash and to incentivize its board of directors, advisors and consultants.

As of May 31, 2018, the Company had 9,044,740 warrants outstanding with an average exercise price of $0.13. The warrants expire between one and ten years from the date of issuance and have a weighted average remaining exercise period as of May 31, 2018 of 5.92 years.

The Company did not issue any warrants during the first quarter of fiscal 2019.

During fiscal 2018, the Company issued an aggregate of 6,694,740 warrants to various investors, consultants and employees to purchase shares of the Company’s common stock at $0.10. All warrants vested immediately at the date of issuance. 4,000,000 warrants are exercisable through 2027. 30,000 warrants are exercisable through 2026. 2,964,740 warrants are exercisable through February 2019. The total estimated value using the Black-Scholes Model, based on a volatility rate between 153% and 263% and a call option value of $0.10 was $1,340,175.

The Company utilized the following key assumptions in computing the fair value of the warrants using the Black-Scholes pricing model:

	July 20,	July 27,	February 6,	February 15,	February 16,
	2017	2017	2018	2018	2018
Weighted-average volatility	263%	263%	157%	153%	158%
Expected dividends	None	None	None	None	None
Expected term (in years)	10.00	10.00	1.00	1.00	1.00
Weighted-average risk-free interest rate	1.17%	1.16%	2.00%	1.99%	2.00%
Weighted-average fair value of warrants granted	$0.20	$0.27	$0.15	$0.14	$0.17

The following table summarizes information about the Company’s stock warrant activity during the fiscal years 2018 and 2017:

Number of Warrants
Outstanding - February 28, 2017	4,480,000
Granted	6,944,740
Canceled or expired	(2,430,000)
Outstanding - February 28, 2018	9,044,740

Granted	-
Canceled or expired	-
Outstanding - May 31, 2018	9,044,740
Exercisable at May 31, 2018	9,044,740

The following table summarizes information about stock warrants outstanding as of May 31, 2018:

Exercise Price	Number Outstanding	Weighted Average Remaining Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercisable Price
$0.10	7,394,740	5.67	$0.10	7,394,740	$0.10
$0.15	300,000	6.85	$0.15	300,000	$0.15
$0.25	850,000	6.93	$0.25	850,000	$0.25
$0.30	500,000	7.28	$0.30	500,000	$0.30
$0.10 - $0.30	9,044,740	5.92	$0.13	9,044,740	$0.13

The Company recorded stock-based compensation expense of $0 and $0 for all outstanding stock warrants for fiscal quarters 2019 and 2018, respectively. This expense is included in stock-based compensation expense.

The Company’s primary means of generating operating capital and completing acquisitions has been through the use of issuing common stock.

Fiscal 2018 Stock Transactions

During fiscal 2018, the Company issued 14,857,715 shares of stock to various investors for stock payable of $2,559,061 and cash of $1,662,732.

During fiscal 2018, a Director exercised one of his stock options for 200,000 shares of stock for cash of $20,000.

During fiscal 2018, the Company issued 8,512,776 shares and recorded a stock payable of $521,792 to consultants and employees for services provided to the Company. During fiscal 2018, $1,763,168 was expensed related to these shares.

During fiscal 2018, various contractors and employees converted an aggregate of $124,996 of their expenses to stock payable of the Company’s common stock, based on a conversion rate of $0.10 per share. The stock value on the conversion date was $0.23, resulting in a loss on conversion of $316,526. At February 28, 2018, the stock payable for these conversions is $276,769.

On May 18, 2016, the Company granted 9,042,250 common shares to Robert Monster, CEO, in accordance with his employment agreement dated May 18, 2016, which vest monthly over the new employment agreement period which ends on May 18, 2018, a period of two years. The shares were valued based on the employment agreement date. During fiscal year 2018, $1,191,349 was expensed related to these shares. 6,799,361 shares were issued on February 8, 2018, and 2,130,500 shares were issued on May 31, 2018.

During fiscal 2018, the Company signed employment agreements with three members of senior management, all of which are still active. All employment agreements were for a period of approximately 6 to 24 months. Included in the employment agreements were common stock grants of 120,000 to 1,025,000 shares which vest over a period of 6 to 24 months. A total of 1,585,000 shares were granted for the three employment agreements. During fiscal 2018, $165,436 was expensed related to these agreements.

During fiscal 2018, the Company granted 8,512,776 shares of stock to various contractors and employees. The shares vest over a period of 6 to 24 months. The shares were valued based on the grant date. During fiscal 2018, $1,763,168 was expensed related to these shares.

On July 1, 2017, the Company closed on an agreement and plan of share exchange and acquired Comencia, a related party Company, which was partly owned by an officer of the Company. The Company granted 2,500,000 shares of its common stock to the existing owners of Comencia, Inc. The closing price of the Company’s common stock on the acquisition date was $0.30 per share, therefore, the fair value of common stock issued was $750,000.

On October 27, 2017, the Company closed on an asset purchase agreement for the acquisition of CityInformation. CityInformation, based in Amsterdam (Netherlands), develops and operates mobile apps for cities and towns worldwide. The Company granted 2,833,333 shares of its common stock to the existing owners of CityInformation. The closing price of the Company’s common stock on the acquisition date was $0.29 per share, therefore, the fair value of common stock issued was $821,667. The stock was issued in November 2017.

On December 7, 2017, the Company closed on an asset purchase agreement for the acquisition of Congo Ltd. (Congo). Congo, based in Houston, TX, owns and operates a web-based platform offering; a portal connecting attorneys to prospective clients through a marketplace setting; a software-as-a-service (SaaS) subscription, selling web features to attorneys for their use on their respective law firm websites, and; the creation of customized online directories. The Company granted 3,000,000 shares of its common stock to the existing owners of Congo. The closing price of the Company’s common stock on the acquisition date was $0.28 per share, therefore, the fair value of common stock issued was $840,000. The stock was issued in February 2018.

Fiscal 2017 Stock Transactions

During fiscal 2017, the Company issued 6,999,707 shares of stock to various investors and accrued $800,500 of stock payable for cash of $2,377,950.

Included in the above, are an aggregate of 435,000 shares which were sold to the Company’s chairman and a related party investor at terms below the market price and share prices available other investors at the time of the sales. As a result, the Company recorded additional stock compensation expense of $30,450 to additional paid in capital to account for the preferential common share pricing.

During fiscal 2017, the Company granted 1,600,812 shares of stock to various contractors and employees. The shares vest over a period of 6 to 24 months. The shares were valued based on grant date. During fiscal 2017, $503,710 was expensed related to these shares.

During fiscal 2017, the Company issued 775,000 shares and recorded a stock payable of $845,600 to directors and consultants for services provided to the Company. The value of the shares issued was $1,217,600 based on the fair market value of the common stock on the date of grant.

During fiscal 2017, the Company entered into agreements to purchase domain name rights with three individuals. In exchange for the domain name rights, the Company issued 369,750 common shares and paid $46,500 in cash. The total fair value of the shares was $154,740 based on the respective domain name purchase agreements date and the closing market price on that date.

On September 14, 2016, the Company closed on a Stock Purchase Agreement for 100% of Rezserve Technologies, Ltd. (Rezserve), a company based in Vancouver, British Columbia. Pursuant to the agreement, the Company purchased all of the issued and outstanding stock of Rezserve in consideration for an aggregate of $1,480,000, of which 3,000,000 shares of stock were paid at the closing and $400,000 was a secured convertible note payable to Rezserve’s founder Clint Skidmore. The stock had a value of $1,080,000 at the closing date. The terms of the note include interest at 0% per annum. Principal is due and payable within one year of September 13, 2016. The Company imputed interest expense of $19,040 related to the convertible note payable – related party as an increase in additional paid in capital during fiscal 2017. In addition, the Company recorded $1,868 of foreign currency translation loss during fiscal 2017 which was reflected as accumulated other comprehensive loss. See Note 13 for additional information on this acquisition.

On December 1, 2016, the Company acquired all of the assets of Appointment.com. The purchase price pursuant to an asset purchase agreement was 1,625,000 shares. The value of the stock of $731,250 is included as a stock payable as of February 28, 2017. See Note 13 for additional information on this acquisition.

On May 18, 2016, the Company granted 9,042,250 common shares to Robert Monster, CEO, in accordance with his employment agreement dated May 18, 2016, which vest monthly over the new employment agreement period which ends on May 18, 2018, a period of two years. The shares were valued based on the employment agreement date. During fiscal year 2017, $812,912 was expensed related to these shares.

During fiscal 2017, the Company signed employment agreements with four members of senior management, three of which are still active. All employment agreements were for a period of approximately 12 months, however in one case there is no end date but can be terminated by either party. Included in the employment agreements were common stock grants of 250,000 to 1,000,000 shares which vest over a period of 12 to 48 months. A total of 2,220,000 shares were granted for the four employment agreements. During fiscal 2017, $154,921 was expensed related to these agreements.

During fiscal 2017, the Company granted 495,000 shares of stock to four advisors and employees. The shares vest over a period of 24 months. The shares were valued based on the grant date. During fiscal year 2017, $44,508 was expensed related to these shares.

On March 5, 2016, the Company acquired all of the assembled workforce, patents, intellectual property, technology, trademarks, trade names, copyrights, mask works and registrations, computer software, trade secrets and non-compete agreements related to the Cloud.Market business, pursuant to an agreement among the Company and the owner of Cloud.Market. The purchase price paid included issuance of 750,000 shares of our common stock and $7,500 of cash. The stock had a value of $60,000 at the closing date and was transferred on that date from common stock held in escrow to additional paid-in capital for that amount. See Note 13 for more information.

Stock Warrants

The Company has regularly used warrants as a tool to attract and compensate advisors and directors of the board rather than to use cash. The Company feels this is an appropriate way to conserve cash and to incentivize its board of directors, advisors and consultants.

As of February 28, 2018, the Company had 9,044,740 warrants outstanding with an average exercise price of $0.13. The warrants expire between one and ten years from the date of issuance and have a weighted average remaining exercise period as of February 28, 2018 of 6.17 years.

During fiscal 2018, the Company issued an aggregate of 6,694,740 warrants to various investors, consultants and employees to purchase shares of the Company’s common stock at $0.10. All warrants vested immediately at the date of issuance. 4,000,000 warrants are exercisable through 2027. 30,000 warrants are exercisable through 2026. 2,964,740 warrants are exercisable through February 2019. The total estimated value using the Black-Scholes Model, based on a volatility rate between 153% and 263% and a call option value of $0.10 was $1,340,175.

As of February 28, 2017, the Company had 4,660,000 warrants outstanding with an average exercise price of $0.14. The warrants expire between one and ten years from the date of issuance and have a weighted average remaining exercise period as of February 28, 2017 of 4.15 years.

During fiscal 2017, the Company issued an aggregate of 150,000 warrants to 3 consultants to purchase shares of the Company’s common stock at prices which ranged from $0.10 to $0.30. All warrants vested immediately at the date of issuance and are exercisable through 2026. The total estimated value using the Black-Scholes Model, based on a volatility rate of 180% and a call option value of $0.0797, was $11,948.

The Company utilized the following key assumptions in computing the fair value of the warrants using the Black-Scholes pricing model:

	July 20,	July 27,	February 6,	February 15,	February 16,
	2017	2017	2018	2018	2018
Weighted-average volatility	263%	263%	157%	153%	158%
Expected dividends	None	None	None	None	None
Expected term (in years)	10.00	10.00	1.00	1.00	1.00
Weighted-average risk-free interest rate	1.17%	1.16%	2.00%	1.99%	2.00%
Weighted-average fair value of warrants granted	$0.20	$0.27	$0.15	$0.14	$0.17

The following table summarizes information about the Company’s stock warrant activity during the fiscal years 2018 and 2017:

Number of Warrants
Outstanding - February 28, 2016	2,050,000
Granted	2,430,000
Canceled or expired	-
Outstanding - February 28, 2017	4,480,000

Granted	6,994,740
Canceled or expired	(2,430,000)
Outstanding - February 28, 2018	9,044,740
Exercisable at February 28, 2018	9,044,740

The following table summarizes information about stock warrants outstanding as of February 28, 2018:

Exercise Price	Number Outstanding	Weighted Average Remaining Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercisable Price
$0.10	7,394,740	5.92	$0.10	7,394,740	$0.10
$0.15	300,000	7.10	$0.15	300,000	$0.15
$0.25	850,000	7.19	$0.25	850,000	$0.25
$0.30	500,000	7.54	$0.30	500,000	$0.30
$0.10 - $0.30	9,044,740	6.17	$0.13	9,044,740	$0.13

The Company recorded stock-based compensation expense of $0 and $11,948 for all outstanding stock warrants for fiscal years 2018 and 2017, respectively. This expense is included in stock-based compensation expense.